Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Material related party transactions
Cost of promotion and acquisition charged by related party A (d)	¥ (386)	¥ (883)	¥ (2,102)
Material amount of due to or due from related parties
Amount due from related parties	153	140		$ 22
Amount due to related party	(13,534)	(29,270)		$ (1,962)
Amount due from other related parties	76	107
RONG360 Inc.
Material related party transactions
Sales and marketing expenses charged by related party A		(124)	(206)
Cost of promotion and acquisition charged by related party A (d)	(207)
Material amount of due to or due from related parties
Amount due to related party	(7,642)	(21,686)
RONG360 Inc. | Recommendation services for loans
Material related party transactions
Revenues from related party transactions	903	488	4,757
RONG360 Inc. | Big data and system-based risk management services
Material related party transactions
Revenues from related party transactions	4,803	4,282	3,626
RONG360 Inc. | Administrative expenses
Material related party transactions
Revenues from related party transactions	6,000	2,000	2,000
RONG360 Inc. | Research and development expenses
Material related party transactions
Research and development expenses charged by RONG360 (d)	(871)	(685)	¥ (1,480)
Related party B
Material amount of due to or due from related parties
Amount due to related party	¥ (5,815)	¥ (7,551)
Related Party C
Related party transactions
Percentage of preference shares owned			15.00%
Material related party transactions
Data acquisition cost charged by related party			¥ (2,102)
Related Party D
Related party transactions
Percentage of preference shares owned	35.00%	35.00%
Material related party transactions
Cost of customer service charged by related party	¥ (386)	¥ (883)